Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2020	Dec. 31, 2019
Mexico
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	7.40%	7.30%
Post –tax WACC	5.30%	5.20%
Brazil
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.10%	9.30%
Post –tax WACC	6.00%	5.60%
Colombia
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	11.00%	8.90%
Post –tax WACC	7.30%	6.20%
Argentina
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	26.30%	21.60%
Post –tax WACC	20.40%	14.80%
Guatemala
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	10.60%	9.10%
Post –tax WACC	8.30%	7.10%
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	15.30%	13.80%
Post –tax WACC	10.80%	9.70%
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	20.60%	21.10%
Post –tax WACC	13.90%	12.40%
Panama
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	8.80%	8.50%
Post –tax WACC	6.80%	6.60%
Uruguay
Disclosure of detailed information about intangible assets [line items]
Pre-tax WACC	9.90%	9.40%
Post –tax WACC	7.10%	6.80%
2021-2030 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.90%
Expected volume growth rates	2.00%
2021-2030 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.00%
Expected volume growth rates	2.40%
2021-2030 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.80%
Expected volume growth rates	4.10%
2021-2030 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	30.10%
Expected volume growth rates	3.90%
2021-2030 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.10%
Expected volume growth rates	6.80%
2021-2030 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.70%
Expected volume growth rates	4.30%
2021-2030 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.70%
Expected volume growth rates	7.10%
2021-2030 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	1.50%
Expected volume growth rates	7.90%
2021-2030 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	7.80%
Expected volume growth rates	2.00%
2020-2029 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.50%
Expected volume growth rates		0.70%
2020-2029 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.60%
Expected volume growth rates		2.00%
2020-2029 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.10%
Expected volume growth rates		4.00%
2020-2029 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		39.20%
Expected volume growth rates		3.70%
2020-2029 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.00%
Expected volume growth rates		8.50%
2020-2029 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.20%
Expected volume growth rates		2.10%
2020-2029 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.40%
Expected volume growth rates		3.00%
2020-2029 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.00%
Expected volume growth rates		5.40%
2020-2029 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		7.40%
Expected volume growth rates		2.00%